Quarterly Holdings Report
for
Fidelity® International Discovery Fund
January 31, 2025
IGI-NPRT1-0425
1.813016.120
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 2.4%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
CAR Group Ltd	2,310,342	57,572,361
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	1,676,246	77,944,840
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (a)(b)	5,900	7,552,531
Materials - 0.6%
Metals & Mining - 0.6%
Brazilian Rare Earths Ltd (d)	3,982,215	5,339,017
IperionX Ltd (c)(d)	22,329,668	58,170,617
		63,509,634
Real Estate - 0.4%
Specialized REITs - 0.4%
DigiCo Infrastructure REIT	1,979,200	5,535,005
National Storage REIT unit	22,461,051	31,044,432
		36,579,437
TOTAL AUSTRALIA		243,158,803
BAILIWICK OF JERSEY - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
JTC PLC (e)(f)	3,742,797	46,035,685
BELGIUM - 1.7%
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	862,849	168,461,500
BRAZIL - 1.6%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (d)	55,551	106,779,577
Financials - 0.5%
Banks - 0.5%
NU Holdings Ltd/Cayman Islands Class A (d)	3,873,730	51,288,185
TOTAL BRAZIL		158,067,762
CANADA - 4.5%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	1,263,730	66,736,352
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp	1,034,217	51,143,342
Canadian Natural Resources Ltd	3,197,080	97,121,190
		148,264,532
Financials - 0.1%
Insurance - 0.1%
Definity Financial Corp	504,279	19,829,735
Information Technology - 2.2%
Software - 2.2%
Constellation Software Inc/Canada	65,324	213,634,898
Constellation Software Inc/Canada warrants 3/31/2040 (a)(d)	50,942	4
Lumine Group Inc Subordinate Voting Shares (d)(f)	158,132	4,194,439
		217,829,341
TOTAL CANADA		452,659,960
CHINA - 0.9%
Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (d)	112,700	12,612,257
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (d)	742,000	52,066,140
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,102,200	27,535,044
TOTAL CHINA		92,213,441
DENMARK - 2.7%
Financials - 0.3%
Insurance - 0.3%
Tryg A/S	1,570,146	31,846,899
Health Care - 2.0%
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	2,371,424	200,206,690
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	192,800	38,408,510
TOTAL DENMARK		270,462,099
FRANCE - 8.8%
Consumer Discretionary - 2.8%
Textiles, Apparel & Luxury Goods - 2.8%
Hermes International SCA	71,101	200,922,725
LVMH Moet Hennessy Louis Vuitton SE	97,200	71,092,526
		272,015,251
Consumer Staples - 0.5%
Food Products - 0.5%
Danone SA	724,200	50,726,562
Financials - 2.0%
Banks - 0.4%
BNP Paribas SA	659,267	45,034,324
Insurance - 1.6%
AXA SA	4,167,299	158,095,487
TOTAL FINANCIALS		203,129,811

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	456,162	125,735,208
Industrials - 1.4%
Aerospace & Defense - 1.4%
Safran SA	560,075	138,840,580
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	545,368	95,265,852
TOTAL FRANCE		885,713,264
GERMANY - 8.5%
Communication Services - 0.2%
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	250,700	24,551,191
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	269,744	71,329,285
Financials - 1.0%
Insurance - 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	189,982	102,976,396
Talanx AG	1	85
		102,976,481
Health Care - 0.6%
Pharmaceuticals - 0.6%
Merck KGaA	429,609	64,850,561
Industrials - 3.4%
Aerospace & Defense - 2.2%
Rheinmetall AG	269,902	211,509,233
Industrial Conglomerates - 1.2%
Siemens AG	582,737	124,924,833
TOTAL INDUSTRIALS		336,434,066

Information Technology - 2.6%
Software - 2.6%
SAP SE	937,921	258,466,885
TOTAL GERMANY		858,608,469
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	846,525	21,908,894
INDIA - 2.0%
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (a)(b)(d)	3,274,000	9,734,894
Hotels, Restaurants & Leisure - 0.2%
Zomato Ltd (d)	8,674,900	21,985,189
TOTAL CONSUMER DISCRETIONARY		31,720,083

Financials - 1.0%
Banks - 0.8%
HDFC Bank Ltd	3,595,819	70,427,253
Capital Markets - 0.2%
360 ONE WAM Ltd	2,167,100	25,153,611
TOTAL FINANCIALS		95,580,864

Industrials - 0.7%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	964,673	39,607,207
Professional Services - 0.3%
Computer Age Management Services Ltd	717,700	29,709,683
TOTAL INDUSTRIALS		69,316,890

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (a)(b)(d)	8,672	4,282,666
TOTAL INDIA		200,900,503
IRELAND - 1.6%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	3,653,493	17,946,282
Household Durables - 0.6%
Cairn Homes PLC	26,936,301	63,456,808
TOTAL CONSUMER DISCRETIONARY		81,403,090

Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	1,098,237	76,675,635
TOTAL IRELAND		158,078,725
ISRAEL - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Wix.com Ltd (d)	253,030	60,446,337
ITALY - 4.9%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Ferrari NV (g)	158,013	67,711,731
Financials - 3.3%
Banks - 3.1%
FinecoBank Banca Fineco SpA	1,617,890	30,865,759
UniCredit SpA	6,095,402	279,920,722
		310,786,481
Financial Services - 0.2%
BFF Bank SpA (e)(f)	3,140,339	27,007,060
TOTAL FINANCIALS		337,793,541

Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	215,547	13,136,996
Industrials - 0.8%
Electrical Equipment - 0.8%
Prysmian SpA	1,118,596	78,143,457
TOTAL ITALY		496,785,725
JAPAN - 17.9%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	2,836,342	64,759,894
Nintendo Co Ltd	809,800	53,126,684
		117,886,578
Consumer Discretionary - 2.7%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	2,267,144	63,120,347
Household Durables - 0.8%
Sony Group Corp	3,619,215	79,873,696
Specialty Retail - 1.3%
Fast Retailing Co Ltd	392,880	129,397,903
TOTAL CONSUMER DISCRETIONARY		272,391,946

Financials - 3.8%
Banks - 1.9%
Mitsubishi UFJ Financial Group Inc	9,056,986	114,538,238
Sumitomo Mitsui Financial Group Inc	3,268,818	80,553,831
		195,092,069
Financial Services - 1.2%
ORIX Corp	5,846,774	123,500,386
Insurance - 0.7%
Tokio Marine Holdings Inc	2,103,564	69,382,631
TOTAL FINANCIALS		387,975,086

Health Care - 1.5%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	709,721	95,305,571
Pharmaceuticals - 0.5%
Daiichi Sankyo Co Ltd	1,957,017	54,562,456
TOTAL HEALTH CARE		149,868,027

Industrials - 7.0%
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	1,113,615	53,058,145
Industrial Conglomerates - 3.0%
Hitachi Ltd	11,745,455	295,285,914
Machinery - 0.8%
Mitsubishi Heavy Industries Ltd	5,844,891	85,541,423
Professional Services - 1.2%
Recruit Holdings Co Ltd	1,491,200	104,074,122
Visional Inc (d)	360,594	17,887,878
		121,962,000
Trading Companies & Distributors - 1.5%
ITOCHU Corp	3,282,567	151,142,759
TOTAL INDUSTRIALS		706,990,241

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Jeol Ltd	584,500	21,542,086
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	335,900	18,570,966
Tokyo Seimitsu Co Ltd	398,311	18,858,165
		37,429,131
TOTAL INFORMATION TECHNOLOGY		58,971,217

Materials - 1.1%
Chemicals - 1.1%
Shin-Etsu Chemical Co Ltd	3,673,968	113,901,213
TOTAL JAPAN		1,807,984,308
KAZAKHSTAN - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Kaspi.KZ JSC ADR	131,410	12,497,091
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	501,620	67,318,879
LUXEMBOURG - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
CVC Capital Partners PLC (d)(e)(f)	3,775,718	89,776,032
NETHERLANDS - 6.0%
Financials - 0.8%
Banks - 0.8%
ING Groep NV	4,822,779	80,158,888
Industrials - 2.0%
Professional Services - 1.7%
Wolters Kluwer NV	923,685	168,409,067
Trading Companies & Distributors - 0.3%
IMCD NV	242,944	38,157,358
TOTAL INDUSTRIALS		206,566,425

Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	287,462	212,653,705
BE Semiconductor Industries NV	723,750	93,627,036
		306,280,741
Software - 0.1%
Topicus.com Inc	101,061	9,484,095
TOTAL INFORMATION TECHNOLOGY		315,764,836

TOTAL NETHERLANDS		602,490,149
PUERTO RICO - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class A (d)	2,078,340	12,844,141
Liberty Latin America Ltd Class C (d)	1,389,844	8,519,744

TOTAL PUERTO RICO		21,363,885
SINGAPORE - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
Sea Ltd Class A ADR (d)	415,900	50,652,461
SPAIN - 1.0%
Financials - 1.0%
Banks - 1.0%
CaixaBank SA	17,131,653	103,704,011
SWEDEN - 3.7%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	5,297,233	151,113,368
Industrials - 1.5%
Building Products - 0.4%
Assa Abloy AB B Shares	1,444,195	44,244,822
Machinery - 1.1%
Indutrade AB	3,886,822	107,408,347
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	3,231,397	68,779,171
Software - 0.0%
Kry International Ab (a)(b)(d)	194,526	4,044,097
TOTAL INFORMATION TECHNOLOGY		72,823,268

TOTAL SWEDEN		375,589,805
SWITZERLAND - 3.5%
Financials - 2.3%
Capital Markets - 2.3%
Partners Group Holding AG	78,946	120,748,590
UBS Group AG	3,163,360	112,328,369
		233,076,959
Industrials - 1.2%
Electrical Equipment - 1.2%
ABB Ltd	2,138,450	116,443,698
TOTAL SWITZERLAND		349,520,657
TAIWAN - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	7,016,000	232,529,322
UNITED KINGDOM - 14.6%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.2%
Zegona Communications plc (d)	20,350,692	118,594,269
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	4,756,761	20,259,314
TOTAL COMMUNICATION SERVICES		138,853,583

Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 2.6%
Compass Group PLC	5,176,805	178,363,674
Flutter Entertainment PLC (United Kingdom) (d)	313,857	84,873,898
		263,237,572
Household Durables - 0.0%
Bellway PLC	10,088	327,962
Leisure Products - 0.8%
Games Workshop Group PLC	426,872	77,062,964
TOTAL CONSUMER DISCRETIONARY		340,628,498

Consumer Staples - 0.5%
Personal Care Products - 0.5%
Unilever PLC	949,426	54,380,315
Financials - 4.3%
Banks - 0.2%
Starling Bank Ltd Class D (a)(b)(d)	6,223,100	21,064,739
Capital Markets - 3.8%
3i Group PLC	3,606,734	173,279,638
London Stock Exchange Group PLC	1,355,220	201,667,632
		374,947,270
Financial Services - 0.3%
Revolut Group Holdings Ltd (a)(b)(h)	25,339	27,189,615
TOTAL FINANCIALS		423,201,624

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	1,037,755	145,675,517
Industrials - 3.6%
Aerospace & Defense - 1.5%
BAE Systems PLC	7,535,008	113,900,976
Rolls-Royce Holdings PLC (d)	5,537,000	41,284,726
		155,185,702
Professional Services - 1.7%
RELX PLC	3,432,579	170,449,809
Trading Companies & Distributors - 0.4%
Diploma PLC	736,100	41,545,666
TOTAL INDUSTRIALS		367,181,177

TOTAL UNITED KINGDOM		1,469,920,714
UNITED STATES - 4.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	2,132,842	70,031,340
Industrials - 1.5%
Electrical Equipment - 1.5%
Schneider Electric SE	609,565	154,600,794
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp	407,300	48,904,511
Materials - 2.0%
Chemicals - 0.5%
Linde PLC	123,832	55,243,932
Construction Materials - 1.5%
CRH PLC (United Kingdom)	1,256,342	125,366,792
James Hardie Industries PLC depository receipt (d)	730,048	24,537,706
		149,904,498
TOTAL MATERIALS		205,148,430

TOTAL UNITED STATES		478,685,075
TOTAL COMMON STOCKS (Cost $6,821,665,071)		9,775,533,556

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(d)	931	1,191,764
Canva Inc Series A2 (a)(b)(d)	169	216,335

TOTAL AUSTRALIA		1,408,099
CHINA - 0.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd Series E1 (a)(b)(d)	131,235	32,501,660
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(d)	631,853	5,553,988
TOTAL CHINA		38,055,648
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (a)(b)(d)	87,239	16,047,768
INDIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Pine Labs Pvt Ltd Series 1 (a)(b)(d)	20,726	10,235,535
Pine Labs Pvt Ltd Series A (a)(b)(d)	5,179	2,557,649
Pine Labs Pvt Ltd Series B (a)(b)(d)	5,635	2,782,845
Pine Labs Pvt Ltd Series B2 (a)(b)(d)	4,558	2,250,968
Pine Labs Pvt Ltd Series C (a)(b)(d)	8,478	4,186,860
Pine Labs Pvt Ltd Series C1 (a)(b)(d)	1,786	882,016
Pine Labs Pvt Ltd Series D (a)(b)(d)	1,910	943,254

TOTAL INDIA		23,839,127
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,190,681)		79,350,642

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	288,132,269	288,189,896
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	264,424	264,450
TOTAL MONEY MARKET FUNDS (Cost $288,454,346)			288,454,346

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $7,175,310,098)	10,143,338,544
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(57,536,335)
NET ASSETS - 100.0%	10,085,802,209

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $153,219,184 or 1.5% of net assets.

(c)	Affiliated company
(d)	Non-income producing
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,818,777 or 1.6% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $167,013,216 or 1.7% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	22,664,387

ByteDance Ltd Series E1	11/18/20	14,379,968

Canva Inc Class A	3/18/24	6,293,300

Canva Inc Series A	9/22/23	993,061

Canva Inc Series A2	9/22/23	180,266

dMed Biopharmaceutical Co Ltd Series C	12/01/20	8,974,302

Kry International Ab	5/14/21 - 10/30/24	12,863,695

Lenskart Solutions Pvt Ltd	4/30/24	9,022,526

Pine Labs Pvt Ltd	6/30/21	3,233,442

Pine Labs Pvt Ltd Series 1	6/30/21	7,727,896

Pine Labs Pvt Ltd Series A	6/30/21	1,931,042

Pine Labs Pvt Ltd Series B	6/30/21	2,101,066

Pine Labs Pvt Ltd Series B2	6/30/21	1,699,496

Pine Labs Pvt Ltd Series C	6/30/21	3,161,107

Pine Labs Pvt Ltd Series C1	6/30/21	665,928

Pine Labs Pvt Ltd Series D	6/30/21	712,163

Revolut Group Holdings Ltd	12/27/24	27,586,528

Starling Bank Ltd Class D	6/18/21	11,126,191

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	267,528,251	574,557,048	553,895,403	2,298,950	-	-	288,189,896	288,132,269	0.5%
Fidelity Securities Lending Cash Central Fund	23,907,178	372,786,951	396,429,679	70,435	-	-	264,450	264,424	0.0%
Total	291,435,429	947,343,999	950,325,082	2,369,385	-	-	288,454,346	288,396,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
IperionX Ltd	48,120,514	-	-	-	-	10,050,103	58,170,617	22,329,668
Total	48,120,514	-	-	-	-	10,050,103	58,170,617	22,329,668

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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